Property Plant and Equipment Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 110.2	$ 99.4	$ 92.4
Impairment of assets	$ 0.7	$ 2.6	$ 1.4